Segmental analysis - Reconcile total operating profit to profit before tax from continuing operations (Details)	12 Months Ended
	Mar. 31, 2019 GBP (£) settlement	Mar. 31, 2018 GBP (£)		Mar. 31, 2017 GBP (£)
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,870,000,000	£ 3,493,000,000	[1]	£ 3,208,000,000
Finance income	88,000,000	127,000,000		53,000,000
Finance costs	(1,157,000,000)	(1,009,000,000)		(1,140,000,000)
Share of post-tax results of joint ventures and associates	40,000,000	49,000,000		63,000,000
Profit before tax	1,841,000,000	2,660,000,000		2,184,000,000
Cash received from legal settlements	£ 95,000,000
Number of legal settlements | settlement	2
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 3,442,000,000	3,457,000,000		3,773,000,000
Finance income	73,000,000	127,000,000		53,000,000
Finance costs	(1,066,000,000)	(1,128,000,000)		(1,082,000,000)
Share of post-tax results of joint ventures and associates	40,000,000	44,000,000		63,000,000
Profit before tax	2,489,000,000	2,500,000,000		2,807,000,000
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	400,000,000	231,000,000		62,000,000
Cash received from legal settlements	£ 95,000,000	0		0
Number of legal settlements | settlement	2
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 263,000,000	234,000,000		239,000,000
Unallocated amounts | UK Property Development
Disclosure of operating segments [line items]
Operating profit from continuing operations	181,000,000	84,000,000		55,000,000
Unallocated amounts | Before exceptional items and remeasurements | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 400,000,000	£ 231,000,000		£ 177,000,000

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).